Statement of Shareholders' Equity - USD ($)	Common Stock	Capital Paid In Excess Of Par Value	Preferred Shares	Comprehensive Income	Accumulated Deficit	Total
Begining Balance, Shares at Dec. 31, 2015	198,265,118		500,000
Begining Balance, Amount at Dec. 31, 2015	$ 198,265	$ 8,235,217	$ 50,000	$ 740	$ (9,081,267)	$ (597,045)
Stock issued for cash, Shares	12,555,556
Stock issued for cash, Amount	$ 12,556	91,572				104,128
Stock issued for services, Shares	146,750,000
Stock issued for services, Amount	$ 146,750	555,550				702,300
Common stock issued for the reduction of note payable and payment of interest, shares	411,829,184
Common stock issued for the reduction of note payable and payment of interest, amount	$ 411,829	2,666,121				3,077,950
Net Income (Loss)				(346)	(3,496,687)	(3,497,033)
Ending balance, Shares at Dec. 31, 2016	769,399,858		500,000
Ending balance, Amount at Dec. 31, 2016	$ 769,400	11,548,460	$ 50,000	394	(12,577,954)	(209,700)
Stock issued for cash, Shares	34,000,000
Stock issued for cash, Amount	$ 34,000	29,912				63,912
Stock issued for services, Shares	61,804,348
Stock issued for services, Amount	$ 61,804	365,596				427,400
Common stock issued for equipment, Shares	1,104,167
Common stock issued for equipment, Amount	$ 11,004	45,696				56,700
Common stock issued for the reduction of note payable and payment of interest, shares	42,528,125
Common stock issued for the reduction of note payable and payment of interest, amount	$ 42,528	85,923				128,451
Net Income (Loss)				110	(1,040,236)	(1,040,126)
Ending balance, Shares at Dec. 31, 2017	918,736,498		500,000
Ending balance, Amount at Dec. 31, 2017	$ 918,736	$ 12,075,586	$ 50,000	$ 504	$ (13,618,190)	$ (573,363)
Common stock issued for equipment, Shares						185,369,308
Ending balance, Amount at Jun. 30, 2018						$ (276,130)